Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:
	As of
	June 30, 2024	December 31, 2023
	US$’000	US$’000

Interest payable	5,788	2,731
Customer refund	513	290
Accrued expenses	327	1,097
Issuance costs payable	-	1,250
Total	6,628	5,368